Net Defined Benefit Liabilities - Summary of Significant Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Actuarial Assumptions [Line Items]
Description Of Actuarial Assumption Of Mortality Rates	Mortality assumptions are based on the experience-based mortality table issued by Korea Insurance Development Institute in 2019.
Bottom of range [member]
Disclosure Of Actuarial Assumptions [Line Items]
Discount rate	1.80%	0.90%
Salary increase rate	0.00%	0.00%
Turnover rate	0.00%	0.00%
Top of range [member]
Disclosure Of Actuarial Assumptions [Line Items]
Discount rate	2.70%	2.00%
Salary increase rate	7.50%	7.50%
Turnover rate	50.00%	50.00%